Commitments, contingent liabilities and contingent assets - Research and development (Details) $ in Millions	Dec. 31, 2024 USD ($)
Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 11,213
Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	22,064
Due within one year | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,993
Due within one year | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	41
In one to two years | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	2,823
In one to two years | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,166
In three to four years | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	3,291
In three to four years | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	3,026
Years 5 and greater | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	3,106
Years 5 and greater | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 17,831